Consolidated statement of changes in equity (Parenthetical) € in Millions		12 Months Ended
		Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€) Conversion shares
Other effects of Unification	[1]			€ 0
Hyperinflation adjustment		€ 280
Other movements in equity		154	[2]	(232)	[2]	€ (125)
Share capital reduction	[3]	0
Share premium account
Other effects of Unification	[1]			73,364
Other movements in equity	[2]	(2)
Share capital reduction	[3]	(20,626)
Unilever Malaysia [member]
Premium paid for purchase of non-controlling interest				163
Welly Health
Other movements in equity		€ 82
NV
Number of shares cancelled | shares						254,012,896
PLC Member
Number of shares cancelled | shares						18,660,634
Conversion rate / £ | Conversion						5.143
Other effects of Unification				€ 73,364

[1]	Includes the reduction of PLC’s share capital following the cessation of the Equalisation Agreement. Prior to Unification, a conversion rate of £1= €5.143 was used in accordance with the Equalisation Agreement to translate PLC’s share capital. Following Unification, PLC’s share capital has been translated using the exchange rate at the date of Unification. To reflect the legal share capital of the PLC company, an increase to share premium of €73,364 million and a debit unification reserve for the same amount have been recorded as there is no change in the net assets of the Group. This debit is not a loss as a matter of law.
[2]	2021 includes a hyperinflation adjustment of €280 million and €82 million related to the Welly acquisition. 2020 includes €163 million paid for purchase of the non-controlling interest in Unilever Malaysia.
[3]	Share premium has been adjusted to reflect the legal share capital of the PLC company, which reduced by £18,400 million following court approval on 15 June 2021.